Marketable Securities - Net Unrealized Gains and Losses for Consolidated Statement of Operations (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Marketable Securities [Line Items]
Total unrealized (loss) / gain on marketable securities	$ (3)	$ 6
Seadrill Partners Common Units [Member]
Marketable Securities [Line Items]
Total unrealized (loss) / gain on marketable securities	(5)	(21)
Archer [Member]
Marketable Securities [Line Items]
Total unrealized (loss) / gain on marketable securities	$ 2	$ 27